EQUITY - Issued and outstanding share capital (net of treasury shares) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Balance at beginning	14,491,171	10,514,454
Issue of share capital		3,588,889
Exercise of share options	171,945	38,625
Treasury shares sold		300,000
Exercise of employees share options	5,694
Treasury shares sold upon exercise of employee options	13,462	49,203
Balance at ending	14,682,272	14,491,171